Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Jan. 31, 2025	Jul. 31, 2024	Sep. 29, 2023
S&P Composite 1500 Equal Weight Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500 Equal Weight Total Return Index
Account Value	$ 12,780	$ 12,339	$ 10,000
Sovereigns Capital Flourish Fund
Account Value [Line Items]
Account Value	$ 12,748	$ 12,394	$ 10,000